Reserve for Warrants (Details) - Schedule of the warrant activity	12 Months Ended
	Dec. 30, 2022 CAD ($) $ / shares shares	Dec. 30, 2022 $ / shares	Dec. 30, 2021 CAD ($) $ / shares shares	Dec. 30, 2020 CAD ($) $ / shares shares
Schedule Of The Warrant Activity Abstract
Number of warrants outstanding, beginning of year | shares	880,525		551,929	551,979
Weighted average exercise price outstanding, beginning of year | $ / shares	$ 1.55		$ 1.59	$ 1.65
Number of warrants Issued from debentures financing | shares			361,098
Weighted average exercise price issued from debentures financing | $ / shares			$ 1.5
Number of warrants issued of Finders’ Warrants from IPO | shares	184,000
Weighted average exercise price issued of Finders’ Warrants from IPO | (per share)		$ 9.375
Number of warrants exercised | shares	(243,419)		(2,170)	(50)
Weighted average exercise price exercised | $ / shares	$ 1.5		$ 2.25	$ 2.25
Number of warrants expired | shares			(30,332)
Weighted average exercise price expired | $ / shares			$ 2.25
Number of warrants outstanding, end of year | $	$ 821,106		$ 880,525	$ 551,929
Weighted average exercise price outstanding, end of year | $ / shares	$ 3.93		$ 1.55	$ 1.59